Expense Example - VegaShares SPX NDX RTY Premium Income ETF - VegaShares SPX NDX RTY Premium Income ETF	Mar. 11, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	$ 218